Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of variable interest entities

Name of subsidiaries	Percentage of ownership	Date of registration	Place of registration
China DRTV, Inc. ("China DRTV")	100%	March 4, 2004	BVI
Smooth Profit Limited ("Smooth Profit")	100%	September 18, 2007	BVI
MK AND T Communications Limited ("MK AND T")	100%	October 27, 1998	Hong Kong
Shanghai Acorn Advertising Broadcasting Co., Ltd. ("Shanghai Advertising")	100%	August 19, 2004	PRC
Acorn International Electronic Technology (Shanghai) Co., Ltd. ("Acorn Electronic")	100%	August 23, 2004	PRC
Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information")	100%	August 27, 2004	PRC
Beijing Acorn Youngleda Oxygen Generating Co., Ltd. ("Beijing Youngleda")	100%	October 20, 2004	PRC
YiyangYukang Communication Equipment Co., Ltd. ("YiyangYukang")	100%	November 29, 2005	PRC
Zhongshan Meijin Digital Technology Co., Ltd. ("ZhongshanMeijin")	75%	February 13, 2007	PRC
Acorn Trade (Shanghai) Co., Ltd. ("Acorn Trade")	100%	December 13, 2007	PRC
Wuxi Acorn Enterprise Management Consulting Co., Ltd. ("Wuxi Acorn")	100%	January 29, 2010	PRC
Acorn Media Group Limited ("Acorn Media")	100%	June 1, 2018	BVI

Schedule of consolidated subsidiaries
	For the years ended December 31,
	2017	2018	2019
Net revenues	$3,933,484	$1,570,505	$4,083,805

Net (loss) income	$(181,682)	$(1,254,359)	$2,282,755

VIE [Member]
Schedule of variable interest entities

Name of variable interest entities	Date of incorporation	Place of incorporation
Beijing Acorn Trade Co., Ltd. ("Beijing Acorn")	March 19, 1998	PRC
Shanghai Acorn Network Technology Development Co., Ltd. ("Shanghai Network")	November 2, 2004	PRC
Beijing HJX Technology Development Co., Ltd. ("Beijing HJX")	September 16, 2013	PRC